SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rate used to convert RMB to USD	6.2301
Land use rights, useful life	50 years
Revenue recognition period, school semester term	6 months
Business tax rate	5.60%
Value added tax rate	17.00%
Value added tax rebate rate	14.00%
Value added tax rebate recorded in revenue	12,237	8,260	9,257
Allowance for doubtful accounts	340		540
Advertising costs	3,801	13,794	9,310
Cash, cash equivalents and term deposits denominated in Renminbi	476,425	370,428
Cash, cash equivalents and term deposits denominated in Renminbi, percentage	99.70%	99.60%
Six Subsidiaries [Member]
Value added tax rate	6.00%
Seven Subsidiaries [Member]
Value added tax rate	3.00%
Minimum [Member]
Access period for online education services	1 month
Maximum [Member]
Access period for online education services	3 years